Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 3,430	$ 6,043	$ 973
—Foreign	10,375	34,543	37,708
Provision for income tax current, total	13,805	40,586	38,681
Deferred—The Netherlands	151	188	250
—Foreign	60,025	(64,169)	(32,530)
Provision for income tax deferred, total	60,176	(63,981)	(32,280)
Total income tax expense (benefit)	$ 73,981	$ (23,395)	$ 6,401